Contingencies and Commitments - Future Minimum Non-Cancelable Lease Payments (Detail) - Office Space [Member] $ in Thousands	Sep. 30, 2016 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	$ 76,969
2018	57,690
2019	49,026
2020	27,747
2021	20,344
Thereafter	45,346
Total	$ 277,122